ACQUISITIONS AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Summaries of the results of discontinued operations for the years ended December 31, 2010 and 2011 are as follows (in thousands):

	Year Ended December 31,
	2010	2011
Revenue from discontinued operations	$5,946	$454

Loss from discontinued operations before tax	$(31,374)	$(8,174)
Benefit for income taxes	(13,555)	(45,423)

(Loss) income from discontinued operations, net of tax	$(17,819)	$37,249

TARGUSinfo
Preliminary Purchase Price Allocation

The following table summarizes the purchase price allocation based on the estimated fair value of the acquired assets and assumed liabilities as of the acquisition date and the effects of the measurement period adjustments recorded in 2012, as discussed above (in thousands):

Cash and cash equivalents	$1,601
Accounts receivable	23,844
Income tax receivable	14,537
Other assets	15,870
Accounts payable and accrued expenses	(9,689)
Deferred tax liability	(118,723)
Deferred revenue	(3,604)
Other liabilities	(3,987)

Net tangible liabilities assumed	(80,151)
Customer relationships	256,700
Acquired identified technology	46,500
Trade names and trademarks	7,000
Goodwill	427,227

Total purchase price allocation	$657,276

Business Acquisition, Pro Forma Information

The following unaudited pro forma financial information summarizes the Company’s results of operations for the years ended December 31, 2010 and 2011 as if Neustar’s acquisition of TARGUSinfo had been completed as of the earliest period presented. These pro forma amounts (unaudited and in thousands) do not purport to be indicative of the results that would have actually been obtained if the acquisition occurred as of the beginning of the periods presented and should not be construed as representative of the future consolidated results of operations or financial condition of the combined entity. The pro forma financial information for all periods presented also includes the effect of the related financing, amortization expense from acquired intangible assets, adjustments to interest expense and related tax effects.

	Year Ended December 31,
	2010	2011
Pro forma revenue	$650,250	$743,324

Pro forma income from continuing operations	$201,965	$202,650

Pro forma net income from continuing operations	$101,203	$121,853